Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 26,440	$ 35,352	$ 48,959
Adjustments to reconcile net income to net cash provided by operating activities:
(Reversal of allowance) Allowance for doubtful accounts	440	(268)	(1,136)
Depreciation and amortization	2,884	2,090	2,910
Amortization of right-of-use assets	454	426	447
Deferred income (benefit) tax expense	(53)	713	(181)
Share based compensation for employees		4	5,381
Share based compensation for non-employees	391	181	1,779
Gains on disposal of a subsidiary		(26)
Amortization of loan origination fees	76	104	93
Change in fair value of warrant liability	63	(809)	(19,714)
Changes in assets and liabilities
Accounts receivable	(42,105)	19,904	(24,043)
Prepayment and other assets	16,872	(10,681)	(19,340)
Unamortized produced content	940	(537)	442
Accounts payable	(5,576)	4,750	2,827
Advances from customers	(356)	(87)	(39)
Accrued liabilities and other payables	564	(9,236)	5,177
Other taxes payable	7,346	4,964	5,555
Lease liabilities	(641)	(389)	(376)
Net cash provided by operating activities	7,739	46,455	8,741
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(25)	(72)	(59)
Prepayments for acquisition of intangible assets	(7,964)	(2,718)	(2,722)
Cash disposed for sales of subsidiaries		(12)
(Payments) Return for short term investment		1,751	(1,637)
Net cash used in investing activities	(7,989)	(1,051)	(4,418)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans	6,096	5,114	6,228
Repayments of bank loans	(6,244)	(6,818)	(724)
Payment of loan origination fees	(87)	(68)	(146)
Contribution from shareholders	743
Repayments to related Parties		(232)
Cash acquired from the acquisition of TKK			23
Proceeds from equity finance		15,290
Net cash provided by financing activities	508	13,286	5,381
Effect of exchange rate changes	(7,078)	881	1,108
Net increase (decrease) in cash and cash equivalents	(6,820)	59,571	10,812
Cash and cash equivalents, at beginning of year	77,302	17,731	6,919
Cash and cash equivalents, at end of year	70,482	77,302	17,731
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interests paid	$ 247	$ 336	$ 239